Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Debt Instrument [Line Items]
Debt
13. Debt
The components of the Company’s outstanding short-term loans payable consisted of the following:

	Weighted average interest rates	September 30, 2023	December 31, 2022
Short-term notes payable
Bank 2	7.5%	14,400	3,756
Less: Unamortized debt issuance costs		(75)	(52)

Total short-term notes payable		$14,325	$3,704

In October 2022, the Company entered into a short-term loan agreement for a principal amount of $3,756 bearing interest at 6.5% and was initially maturing in April 2023. In April 2023, the Company extended its maturity date to October 2023. The loan is collateralized by the aircraft it financed and requires monthly interest payments. A balloon payment of all unpaid principal and accrued and unpaid interest is due upon maturity. The principal balance of $3,756 was paid off in September 2023.
In June 2023, the Company entered into two new short-term loan agreements in the amounts of $8,000 and $6,400 principal. Both loans bear an interest rate of
7.75
%, with a maturity date of six months from the loan date.
As of September 30, 2023 and December 31, 2022, unamortized debt issuance costs were $75 and $52, respectively.
During the nine months ended September 30, 2023 and 2022, the Company recorded $100 and $233, respectively in amortization of debt issuance costs within interest expense in the condensed consolidated statements of operations and comprehensive income (loss). Total interest expense related to short-term debt was $571 and $642 for the nine months ended September 30, 2023 and 2022, respectively.

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		September 30, 2023	December 31, 2022	Maturity Dates
	September 30, 2023	December 31, 2022			September 30, 2023	December 31, 2022
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 5.5%	4.0% - 5.5%	$17,305	$24,275	Dec 2023 - Sep 2026	Aug 2023 - Sep 2026
Bank 2	4.0% - 6.3%	4.0% - 6.3%	14,211	15,518	Dec 2025 - Jun 2028	Jun 2023 - Nov 2027
Bank 3	3.5% Fixed - 2.3% + SOFR**	3.5% Fixed - 2.3% + LIBOR	7,980	8,721	Oct 2023 - Oct 2026	Apr 2023 - Oct 2026
Bank 4	2.9% + SOFR**	2.8% + LIBOR	4,186	4,440	Sep 2024 - Dec 2024	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0%*	3,873	4,204	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	5.4%	5.4%	1,912	2,114	Jan 2024	Jan 2024
Bank 7	4.0%	4.0%	1,127	1,320	Sep 2027	Sep 2027
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25% + Schwab Loan Rate	5.3%	3,380	3,650	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	9,905	17,882	Mar 2026 - Jun 2027	Mar 2026 - Jun 2027
Financial Institution 3	9.0%	n/a	22,852	—	Sep 2033	n/a
Credit facility with financial institutions for the purchase of aircrafts	1.3% + SOFR** -	2.3% + LIBOR -
Financial Institution 4	2.8% + SOFR**	2.8% + SOFR**	86,394	32,153	See disclosure below	See disclosure below
Convertible Notes	10.0%	10.0%	93,384	86,816	See disclosure below	See disclosure below
Other long-term debt payable
EID loan			118	122	See disclosure below	See disclosure below
Long-term debt from VIEs			42,118	46,403
Total Long-term notes payable			308,745	247,618
Less: Unamortized debt issuance costs and debt discount			(1,045)	(1,717)
Less: current portion			(84,839)	(23,581)

Long-term notes payable, non-current portion			$222,861	$222,320

*
The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

**	SOFR is defined as “Secured Overnight Financing Rate”
The Company (the “borrowers”) routinely enters into long-term loan agreements with various lenders for the purpose of financing purchases of aircraft. These loans usually have an initial term between 2 to 15 years and sometimes the borrowers negotiate with the lenders to extend the maturity date at the end of the initial term. The Company will refinance as needed to meet its obligations as they become due within the next 12 months. The Company has maintained a positive relationship with the lenders and has not historically had any difficulty refinancing these debt obligations. Based on historical experience and the fact that the Company has not suffered any decline in creditworthiness, it expects that cash on hand and cash earnings will enable it to secure the necessary refinancing. Amendments are executed at times when interest rates and terms are changed. Under these long-term loan agreements, these borrowers usually pay principal and interest payments each month, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due upon maturity, and when applicable, a loan origination fee upon execution. Additionally, late payments are usually charged a 5% penalty fee (each individual loan agreement varies). Each note payable is collateralized by the specific aircraft financed and is guaranteed by the owners of the borrowers. Debts are usually satisfied when the financed aircraft are sold.
The lender may impose a restriction that the outstanding balance of the note may not exceed a percentage of the retail value of the collateral. In the event the outstanding value of the loan exceeds the percentage threshold of the collateralized aircraft, the borrowers may be required to make a payment in order to reduce the balance of the loan. Pursuant to the loan agreements, the borrowers must maintain certain debt service ratios (such as cash flow to leverage or certain EBITDA to total borrowings) specific to each lender as long as the borrowers hold outstanding loans. There are approximately forty separate loan agreements (each loan agreement includes the initial agreement and amendments if applicable) with note payable balances outstanding included in the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.
As of September 30, 2023 and December 31, 2022, unamortized debt issuance costs were $165 and $217 for long-term notes payable (excluding convertible note), respectively.
During the nine months ended September 30, 2023 and 2022, the Company recorded $55 and $64, respectively, in amortization of the debt issuance costs within interest expense in the condensed consolidated statements of operations and comprehensive income (loss). Total interest expense related to long-term debt (excluding convertible note) was $5,931 and $2,553 for the nine months ended September 30, 2023 and 2022, respectively.
The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of September 30, 2023 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2023 (remaining)	$9,900
2024	79,195
2025	19,437
2026	23,084
2027	23,886
2028 and beyond	111,125

266,627
Long-term notes payable from VIE	42,118

Total long-term notes payable	$308,745

Credit Facility (term loan)
In August 2018, the Company entered into a term loan agreement with a financial institution (the “Lender”) to provide a term loan with a maximum borrowing amount of $12,255, each borrowing considered a loan with a separate promissory note (the “Credit Facility”). Each term loan will be used to finance the purchase of aircraft and shall not exceed certain appraised value of the aircraft that is being financed.
Interest will accrue on the unpaid principal balance at a rate equal to the Overnight LIBOR-Based Rate (a per annum rate of interest which is equal to the greater of: (i) the floor rate 2.25%, and (ii) the sum of Overnight LIBOR plus 2.25% Overnight LIBOR Margin) at the execution date of the promissory note. Interest on each loan will be paid in arrears on the same day of each month, commencing on the one-month
anniversary of the promissory note. In addition to the interest payments, a principal payment of each loan will be paid monthly based on an amortization schedule of twelve years. The entire remaining principal balance of the loan, plus all accrued but unpaid interest shall be due and payable on the fifth-year anniversary of the promissory note (the “Maturity Date”). Any installment of principal or interest on the loans which are not paid when due shall bear a default interest rate equal to the lesser of (i) the applicable LIBOR-based rate plus 3% per annum, or (ii) the highest rate then permitted by applicable law. A late charge of 5% of any payment will be imposed on any regularly scheduled payment not received by the Lender on or before 15 days from the date such payment is due.
The Lender has the right to have any financed aircraft appraised during any outstanding obligations, at the Company’s sole cost and expense. In the event the loan is revealed to have a value greater than a certain percentage of the aircraft, the Company must make a mandatory repayment of the applicable loan to an amount that will reduce the loan to be less than the required percentage of the applicable appraised value. Pursuant to the term loan agreement, the Company must maintain a certain debt service coverage ratio (the ratio calculated by dividing EBITDA and sum of all loan payments), tested annually. There is also an optional prepayment clause which specifies that the Company may prepay any loans in whole or in part, and all prepayments of principal shall include interest accrued to the date of the prepayment on the principal amount being prepaid.
The Credit Facility contains clauses requiring the Company to maintain their limited liability companies’ existence and to not permit any of the subsidiaries to liquidate, dissolve, change their names, or consolidate with other corporations without prior consent of the Lender. The original loan agreement states that the Company may not re-borrow
any amounts repaid to the Lender. The term loan is collateralized by substantially all assets of the borrower and initially expires August 2019. The Credit Facility also contains other customary covenants, representations and events of default.
In August 2019, the Company entered into the First Amendment of the original term loan agreement which increased the maximum available borrowings of the Credit Facility to $22,255 and extended the maturity date to November 2020. The First Amendment also amended the covenant to require the Company to maintain a certain Fixed Charge Coverage ratio tested on the date immediately preceding each borrowing and upon receipt of quarterly financial statements.
In November 2020, the Company entered into the Second Amendment of the term loan agreement which increased the maximum available borrowings of the Credit Facility to $27,250 and extended the maturity date to November 2022.
In September 2022, the Company entered into the Third Amendment of the term loan agreement which increased maximum available borrowings of the Credit Facility to $32,250 and extended the maturity date to September 2024. The Third Amendment also states that the Company may repay any outstanding loan at any time and any amounts so repaid may be reborrowed, up to the Maximum Loan Amount at the time of such borrowing. The Third Amendment also amended the interest rate terms and provided the option to elect a rate per year equal to SOFR-Based Rate or the Prime-Based Rate. The Company elected to utilize the SOFR-Based Rate upon execution of the amendment and continued to pay interest based on the SOFR-Based Rate as of September 30, 2023.
As of September 30, 2023 and December 31, 2022, the aggregate outstanding balances on the term loan were $29,854 and $32,153, respectively, maturing from October 2023 to September 2027. As of September 30, 2023 and December 31, 2022, the Company had approximately $2,396 and $97 additional available borrowing capacity under the term loan.

Credit Facility (Revolving Line of Credit)
In March 2023, the Company entered into a revolving uncommitted line of credit loan with the lender (the “LOC Master Note”). The LOC Master Note provides a line of credit of up to $60,000 and the Company may request one or more loans from time to time until the scheduled maturity date of March 9, 2024 (“Maturity Date”). The loan is collateralized by the Company’s investment accounts with the financial institution.
At the Company’s option, the interest rate on term loans drawn from the LOC Master Note is equal to either the Prime-Based Rate, defined as the greater of 1.25% or the prime rate minus 1.88%, or the Daily Simple SOFR-Based Rate, defined as the greater of 1.25% or the Daily Simple SOFR plus 1.25% (“Interest Rate Option”). The Company agrees to pay accrued interest monthly on the 9th day of each month, beginning with the first of such dates to occur after the date of the first Loan, at maturity of this note, and upon payment in full, whichever is earlier or more frequent. After maturity, whether by acceleration or otherwise, interest shall be payable upon demand. The Company may prepay any principal bearing interest at any Interest Rate Option in whole or in part without breakage fee, penalty or premium; provided, however, that if a Swap Agreement with a Daily Simple SOFR-Based Rate is in effect between Lender and the Company in connection with a Loan made pursuant to this LOC Master Note, any applicable swap breakage fees, penalties, premiums and costs will apply. There is no Swap Agreement in place as of September 30, 2023.
The LOC Master Note contains customary representations and warranties and financial and other affirmative and negative covenants and is subject to acceleration upon certain specified events of default, including failure to make timely payments, breaches of certain representations or covenants, failure to pay other material indebtedness, failure to maintain the market value of the Collateral such that at all times it equals or exceeds the Minimum Liquidity Balance and certain other events of default.
All payments shall be made in immediately available funds and shall be applied first to accrued interest and then to principal; however, if an Event of Default occurs, Lender may in its sole discretion, and in such order as it may choose, apply any payment to interest, principal and/or lawful charges and expenses then accrued.
The Company drew an initial $44,527 principal amount in March 2023, with the selected interest option of SOFR plus 1.25%. In April and September 2023, the Company drew additional $3,300 and $8,713 principal amounts, respectively, under the LOC Master Note with the selected interest option of SOFR plus 1.25%. The principal amount drawn in April was distributed as an equity distribution. As of September 30, 2023, the Company has an outstanding balance on the LOC Master Note of $56,540 with the selected interest option of SOFR plus 1.25%.
Debt Covenants
Financial covenants contained in the debt borrowings mandate that the Company maintains certain financial metrics, including, but not limited to, debt service coverage ratios, fixed charge cover ratios, or cash flow cover ratios. If LGM is unable to maintain the financial metric, it is a breach of the debt covenant and is considered an event of default. An event of default can result in all loans and other obligations becoming immediately due and payable, including the advance of any sums necessary to cure the event of default, allowing the lenders to seize the collateralized assets, aircraft and the debt agreements being terminated. As of the year ended December 31, 2022, the Company was not in compliance with certain financial covenants and obtained waiver request letters from the various lenders. Pursuant to the waiver letters, the lenders agreed to waive the financial covenants for the year ended December 31, 2022. There is only one lender that requires quarterly financial covenants. The Company was not in compliance with this financial covenant and obtained a waiver request letter from the lender. Pursuant to the waiver letter, the lender agreed to waive the financial covenant for the nine months ended September 30, 2023.
Convertible Note
On the Closing Date, LGM entered into an Equity Purchase Agreement (“EPA”) with an acquisition corporation to merger through a special purpose acquisition corporation (“SPAC”). In combination with the EPA, LGM entered into a Senior Subordinated Convertible Note agreement with an investor (“Noteholder”). Pursuant to the convertible note agreement, LGM borrowed and agreed to repay the Noteholder a principal amount of $50,000, which can be increased to a maximum borrowing of $85,000. On October 28, 2022, the Company requested and received the additional $35,000 incremental note funding, bringing the total borrowing amount to $85,000 (“Convertible Note”).
The Convertible Note accrues interest daily at the applicable rate which is 10% prior to the
De-SPAC
Termination Event (defined as the occurrence of the termination of EPA) and 15% after the
De-SPAC
Termination Event. Before the
De-SPAC
Termination Event, the interest is payable in kind (“PIK”, instead of paying cash, accrued interest will be added to the outstanding principal balance and will be deemed paid) annually on the anniversary of the Convertible Note’s Closing Date. After the
De-SPAC
Termination Event, all accrued and unpaid interest becomes due and payable in cash in arrears on the last day of the first calendar month following the
De-SPAC
Termination and continuing monthly until the Convertible Note is paid. In addition, in the event of a
De-SPAC
Termination Event, the outstanding principal balance of the Convertible Note including PIK amounts becomes payable in a monthly amount equal to the outstanding obligation divided by 24 months.
The maturity date of the Convertible Note is defined as the first to occur of (a) the
De-SPAC
Completion Exchange Closing, which will satisfy in full such repayment obligation and (b) the two (2) year anniversary of the first
De-SPAC
Termination Event occurring after the Closing Date. No amount repaid or prepaid under this Convertible Note may be reborrowed and LGM is not permitted to prepay the Convertible Note without consent of the holders of a majority interest of shares which exceed fifty
percent
(“Majority Noteholders”).
At any time following the
De-SPAC
Termination Event that any Event of Default has occurred, all outstanding obligations under the Convertible Note will bear interest at the rate of 17%. The events of default constitute typical default events such as failure to pay, breach of representations and warranties, bankruptcy, and breaches of covenants. Affirmative covenants include providing financial information to the Noteholder, maintaining the Company’s property, discharging its payment obligations, and complying with applicable laws. Negative covenants state the borrower will not incur any debt constituting senior obligations or other debt, incur additional liens except securing senior obligations, engage in a merger, declare or pay a dividend, dispose of property or sell equity interests except in the normal ordinary course of business transactions.
Upon the
De-SPAC
closing, the Convertible Note will be automatically converted for the number of shares of the SPAC’s Class A common stock, par value $0.0001 per share, equal to the quotient of (a) the aggregate borrowings under the Convertible Note divided by (b) the
De-SPAC
completion exchange price, satisfying the repayment obligation.
The Company assessed all terms and features of the Convertible Note in order to identify any potential embedded features that would require bifurcation. As part of this analysis, the Company assessed the economic characteristics and risks of the Convertible Note, including the conversion, put and call features. In consideration of this provision, the Company concluded the conversion feature required bifurcation as a derivative. The fair value of the
conversion feature derivative was determined based on the difference between the fair value of the Convertible Note with the conversion option and the fair value of the Convertible Note without the conversion option. The Company determined that the fair value of the derivative upon issuance of the Convertible Note was $1,441 and recorded this amount as a derivative liability and the offsetting amount as a debt discount as a reduction to the carrying value of the Convertible Note on the Closing Date. The Company recognized expense of $3,577 related to the change in fair value of derivative liability within other income (expense) for the nine months ended September 30, 2023 in the condensed consolidated statements of operations and comprehensive (loss) income.
As of September 30, 2023 and December 31, 2022, unamortized debt issuance costs related to the Convertible Note were $880 and $1,500, respectively. During the nine months ended September 30, 2023, the Company recorded $610 in amortization of the debt issuance costs and $6,567 related to the PIK interest expense within interest expense in the condensed consolidated statement of operations and comprehensive (loss) income. The effective interest rate used is 13.6% and 14.3% as of September 30, 2023 and December 31, 2022.
Paycheck protection program (“PPP”) loans
In response to the coronavirus
(COVID-19)
outbreak in 2020, the U.S. federal government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) that, among other economic stimulus measures, established the PPP to provide small business loans.
In January 2021, the Company entered into an additional PPP loan agreement for approximately $339. The PPP loan bears a fixed interest rate of
1
% over a five-year term, is guaranteed by the U.S. federal government and does not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures.
During 2021, the Company used all of the 2021 PPP loan proceeds to pay for qualified expenses, 100% of which were used to pay for payroll-related expenses. The Company submitted its application and supporting documentation for forgiveness to its bank, which submitted the application and supporting documentation to the Small Business Administration (“SBA”).
The balance on the PPP Loan was $339 and is included in the other non-current
liability in the condensed consolidated balance sheets as of December 31, 2022. The loan was forgiven in April 2023 including all accrued and unpaid interest. During the nine months ended September 30, 2023, the Company recognized loan forgiveness of $339 as other income.
Economic Injury Disaster Loans (“EID”)
In August of 2020, the Company executed the standard loan documents required for securing loans offered by the SBA under its EID loan assistance program and received the loan proceeds of $122. The proceeds from the EID Loan must be used for working capital. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum with monthly principal and interest payments being deferred for 12 months after the date of disbursement. On March 11, 2021, the American Rescue Plan Act of 2021 was enacted, which extended the first due date for repayment of EIDLs made in 2020 from 12 months to 24 months from the date of the note. The EID loan may be prepaid at any time prior to maturity with no prepayment penalties. The Loan Authorization and Agreement and the note executed by the Company in connection with the EID Loan contains events of default and other provisions customary for a loan of this type and the EID loan is secured by a security interest on all of the Company’s assets.

14.	Debt
The components of the Company’s outstanding short-term loan payable consisted of the following:

	Weighted average interest rates(1)	December 31,
		2022	2021
Short-term notes payable
Third-party lender 1	9.0%	—	$5,175
Bank 2	6.5%	$3,756	—
Less: Unamortized debt issuance costs		(52)	(78)

Total short-term notes payable		$3,704	$5,097

In January 2020, the Company entered into a short-term loan agreement for a principal amount of $2,813 bearing interest at 9% and was initially maturing in December 2020. In December 2020, the Company extended its maturity date to January 2021 and the loan of $2,813 was paid off upon the new maturity date.
In December 2020, the Company entered into a short-term loan agreement for a principal amount of $4,387 bearing interest at 9% and maturing in June 2021. The Company paid off the loan of $4,387 in June 2021.
In October 2021, the Company entered into a short-term loan agreement for a principal amount of $5,175 bearing interest at 9% and maturing in April 2022. The Company repaid the loan of $5,175 in April 2022.
In October 2022, the Company entered into a short-term loan agreement for a principal amount of $3,756 bearing interest at 6.5% and maturing in April 2023.

Each loan is collateralized by the aircraft it financed and requires monthly interest payments. A balloon payment of all unpaid principal and accrued and unpaid interest is due upon maturity.
As of December 31, 2022 and 2021, debt issuance costs were $52 and $78, respectively. During the years ended December 31, 2022, 2021 and 2020, the Company recorded $162, $44, and $155, respectively in amortization
of the
debt issuance costs within interest expense in the consolidated statement of operations and comprehensive income. Total interest expense related to short-term debt was $578, $249, and $586 for the years ended December 31, 2022, 2021 and 2020, respectively.
The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		December 31,		Maturity dates
	2022	2021	2022	2021	2022	2021
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 5.5%	4.0%	$24,275	$18,391	Aug 2023 - Sep 2026	Aug 2023 - Sep 2026
Bank 2	4.0% - 6.25%	4.0%	$15,518	$11,956	June 2023 - Nov 2027	Nov 2022 - July 2026
Bank 3	3.5% Fixed - 2.2% + LIBOR	2.2% + LIBOR	$8,721	$8,162	April 2023 - Oct 2026	April 2023 - Oct 2026
Bank 4	2.8% + LIBOR	2.8% + LIBOR	$4,440	$4,799	Sep 2024 - Dec 2024	Sep 2024 - Dec 2024
Bank 5	5.3% -6.0% + LIBOR*	5.3% -6.0% + LIBOR*	$4,204	$4,625	July 2030 - Sep 2030	July 2030 - Sep 2030
Bank 6	n/a	4.2%	$—	$2,350	n/a	June 2022
Bank 7	n/a	2.75% +LIBOR	$—	$2,109	n/a	Dec 2022
Bank 8	5.4%	5.4%	$2,114	$2,370	Jan 2024	Jan 2024
Bank 9	n/a	3.5%	$—	$1,576	n/a	April 2026
Bank 10	4.0%	3.0%	$1,320	$1,571	Sep 2027	May 2022

Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	5.3%	1.0%	$3,650	$4,040	Dec 2027	Dec 2027
Financial Institution 2	n/a	3% + LIBOR	$—	$1,137	n/a	Feb 2022
Financial Institution 3	3.6% - 7.0%	3.6%	$17,882	$1,420	Mar 2026 - June 2027	Dec 2026

Credit facility with financial institutions for the purchase of aircrafts	2.3% +LIBOR -
Financial Institution 4	2.8% + SOFR**	2.3%+LIBOR	$32,153	$15,395	See disclosure below	See disclosure below
Convertible Notes	10.0%	n/a	$86,816	—	See disclosure below	See disclosure below
Other long-term debt payable EID loan			$122	$122	See disclosure below	See disclosure below
Long-term debt from VIEs			$46,403	$42,918
Total Long-term notes payable			$247,618	$122,941
Less: Unamortized debt issuance costs and debt discount			(1,717)	(181)

Less: current portion			(23,581)	(20,424)

Long-term notes payable, non-current portion			$222,320	$102,336

*
The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

**	SOFR is defined as “Secured Overnight Financing Rate”
The Company (the “borrowers”) routinely entered into long-term loan agreements with various lenders for the purpose of financing purchase of aircrafts. These loans are usually with an initial term between 2 to 15 years and sometimes the borrowers negotiated with the lenders to extend the maturity date at the end of the initial term. Amendments are executed at times when interest rates and terms are changed. Under these long-term loan agreements, these borrowers usually pay principal and interest payments each month, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due upon maturity, and when applicable, a loan origination fee upon execution. Additionally, late payments are usually charged a 5% penalty fee (each individual loan agreement varies). Each note payable is collateralized by the specific aircraft financed and is guaranteed by the owners of the borrowers. Debts are usually satisfied when the financed aircrafts are sold.
The lender may impose a restriction that the outstanding balance of the note may not exceed a percentage of the retail value of the collateral. In the event the outstanding value of the loan exceeds the percentage threshold of the collateralized aircraft, the borrowers may be required to make a payment in order to reduce the balance of the loan. Pursuant to the loan agreements, the borrowers must maintain certain debt service ratios (such as cash flow to leverage or certain EBITDA to total borrowings) specific to each lender as long as the borrowers hold outstanding loans. There are approximately 40 separate loan agreements (each loan agreement includes initial agreement and amendments if applicable) with note payable balances outstanding included in the consolidated balance sheet as of December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, debt issuance costs were $217 and $181 for long term notes payable (excluding convertible note), respectively. During the year ended December 31, 2022, 2021 and 2020, the Company recorded $79, $109, and $101, respectively in amortization of the debt issuance costs within interest expense in the consolidated statement of operations and comprehensive income. Total interest expense related to long-term debt (excluding convertible notes) was $4,023, $3,236, and $4,160 for the years ended December 31, 2022, 2021 and 2020, respectively.
The table below presents the Company’s contractual principal payments (not including debt issuance costs) at December 31, 2022 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2023	17,740
2024	21,799
2025	18,649
2026	26,014
2027	28,070
2028 and beyond	88,943

$201,215

Long-term notes payable from VIE	46,403

Total long-term notes payable	247,618
Credit Facility
In August 2018, the Company entered into a term loan agreement with a financial institution (the “Lender”) to provide a term loan with a maximum borrowing amount of $12,255, each borrowing considered a loan with a separate promissory note (the “Credit Facility”). Each term loan will be used to finance the purchase of aircrafts and shall not exceed certain appraised value of the aircraft that is being financed.
Interest will accrue on the unpaid principal balance at a rate equal to the Overnight LIBOR-Based Rate (a per annum rate of interest which is equal to the greater of: (i) the floor rate 2.25%, and (ii) the sum of Overnight LIBOR plus 2.25%
Overnight LIBOR Margin) at the execution date of the promissory note. Interest on each loan will be paid in arrears on the same day of each month, commencing on the one month anniversary of the promissory note. In addition to the interest payments, a principal payment of each loan will be paid monthly based on an amortization schedule of twelve years. The entire remaining principal balance of the loan, plus all accrued but unpaid interest shall be due and payable on the fifth-year anniversary of the promissory note (the “Maturity Date”). Any installment of principal or interest on the loans which are not paid when due shall bear a default interest rate equal to the lesser of (i) the applicable LIBOR-based rate plus
3% per annum, or (ii) the highest rate then permitted by applicable law. A late charge of 5% of any payment will be imposed on any regularly scheduled payment not received by the Lender on or before 15 days from the date such payment is due.
The Lender has the right to have any financed aircraft appraised during any outstanding obligations, at the Company’s sole cost and expense. In the event the loan is revealed to have a value greater than a certain percentage of the aircraft, the Company must make a mandatory repayment of the applicable loan to an amount that will reduce the loan to be less than the required percentage of the applicable appraised value. Pursuant to the term loan agreement, the Company must maintain a certain debt service coverage ratio (the ratio calculated by dividing EBITDA and sum of all loan payments), tested annually. There is also an optional prepayment clause where the Company may prepay any loans in whole or in part, and all prepayments of principal shall include interest accrued to the date of the prepayment on the principal amount being prepaid.
The Credit Facility contains clauses the Company to maintain their limited liability companies’ existence and to not permit any of the subsidiaries to liquidate, dissolve, change its name, or consolidate with other corporations without prior consent of the Lender. The loan agreement states that the Company may not re-borrow
any repaid amounts to the Lender. The term loan is collateralized by substantially all assets of the borrower and initially expires August 2019. The Credit Facility also contains other customary covenants, representations and events of default.
In August 2019, the Company entered into the First Amendment of the original term loan agreement which increased the maximum available borrowings of the Credit Facility to $22,255 and extended the maturity date to November 2020. The First Amendment also amended the covenant to require the Company to maintain a certain Fixed Charge Coverage ratio tested on the date immediately preceding each borrowing and upon receipt of quarterly financial statements.
In November 2020, the Company entered into the Second Amendment of the term loan agreement which increased the maximum available borrowings of the Credit Facility to $27,250 and extended the maturity date to November 2022.
In September 2022, the Company entered into the Third Amendment of the term loan agreement which increased maximum available borrowings of the Credit Facility to $32,250 and extended the maturity date to September 2024. The Third Amendment also amended the interest rate terms and provided the option to elect a rate per year equal to SOFR-Based Rate or the Prime-Based Rate. The Company elected to utilize the SOFR-Based Rate upon execution of the amendment and continued to pay interest based on the SOFR-Based Rate as of December 31, 2022.
At December 31, 2022 and 2021, the aggregate outstanding balances on the term loan were $32,153 and $15,395, respectively, maturing from April 2022 to September 2027. At December 31, 2022 and 2021, the Company had approximately $97 and $11,855 additional available borrowing capacity under the term loan.
Debt Covenants
Financial covenants contained in the debt borrowings mandate the Company maintain certain financial metrics, including, but not limited to, debt service coverage ratios, fixed charge cover ratios, or cash flow cover ratios. If LGM is unable to maintain the financial metric, it is a breach of the debt covenant and is considered an event of default. An event of default can result in all loans and other obligations becoming immediately due and payable, including the advance of any sums necessary to cure the event of default, allowing the lenders to seize the collateralized aircraft, and the debt agreements being terminated. As of the years ended December 31, 2022 and December 31, 2021, the Company was not in compliance with certain financial covenants and obtained waiver request letters from the various lenders. Pursuant to the waiver letters, the lenders agreed to waive the financial covenants for the years ended December 31, 2022 and 2021.
Convertible Note
On the Closing Date, LGM entered into an Equity Purchase Agreement (“EPA”) with an acquisition corporation to merger through a special purpose acquisition corporation (“SPAC”). In combination with the EPA, LGM entered into a Senior Subordinated Convertible Note agreement with an investor (“Noteholder”). Pursuant to the convertible note agreement, LGM borrowed and agreed to repay the Noteholder a principal amount of $50,000, which can be increased to a maximum borrowing of $85,000. On October 28, 2022, the Company requested and received the additional $35,000 incremental note funding, bringing the total borrowing amount to $85,000 (“Convertible Note”).
The Convertible Note accrues interest daily at the applicable rate which is 10% prior to the
De-SPAC
Termination Event (defined as the occurrence of the termination of EPA) and 15% after the
De-SPAC
Termination Event. Before the
De-SPAC
Termination Event, the interest is payable in kind (“PIK”, instead of paying cash, accrued interest will be added to the outstanding principal balance and will be deemed paid) annually on the anniversary of the Convertible Note’s Closing Date. After the
De-SPAC
Termination Event, all accrued and unpaid interest becomes due and payable in cash in arrears on the last day of the first calendar month following the
De-SPAC
Termination and continuing monthly until the Convertible Note is paid. In addition, in the event of a
De-SPAC
Termination Event, the outstanding principal balance of the Convertible Note including PIK amounts becomes payable in a monthly amount equal to the outstanding obligation divided by 24 months.
The maturity date of the Convertible Note is defined as the first to occur of a) the
De-SPAC
Completion Exchange Closing, which will satisfy in full such repayment obligation and (b) the two (2) year anniversary of the first
De-SPAC
Termination Event occurring after the Closing Date. No amount repaid or prepaid under this Convertible Note maybe reborrowed and LGM is not permitted to prepay the Convertible Note without consent of the holders of a majority interest of shares which exceed fifty
percent (“Majority Noteholders”).
At any time following the
De-SPAC
Termination Event that any Event of Default has occurred, all outstanding obligations under the Note will bear interest at the rate of 17%. The events of default constitute typical default events such as failure to pay, breach of representations and warranties, bankruptcy, and breaches of covenants. Affirmative covenants include providing financial information to the noteholder, maintaining the Company’s property, discharging its payment obligations, and complying with applicable laws. Negative covenants states the borrower will not incur any debt constituting senior obligations or other debt, incur additional liens except securing senior obligations, engage in a merger, declare or pay a dividend, dispose of property or sell equity interests except in the normal ordinary course of business transactions.
Upon the
De-SPAC
closing, the Note will be automatically converted for the number of shares of the SPAC’s Class A common stock, par value $
0.0001
per share, equal to the quotient of (a) the aggregate borrowings under the Note divided by (b) the
De-SPAC
completion exchange price, satisfying the repayment obligation.
The Company assessed all terms and features of the Convertible Notes in order to identify any potential embedded features that would require bifurcation. As part of this analysis, the Company assessed the economic characteristics and risks of the Convertible Note, including the conversion, put and call features. In consideration of this provision, the Company concluded the conversion feature required bifurcation as a derivative. The fair value of the conversion feature derivative was determined based on the difference between the fair value of the Convertible Note with the conversion option and the fair value of the Convertible Note without the conversion option. The Company determined that the fair value of the derivative upon issuance of the Convertible Note was $1,441 and recorded this amount as a derivative liability and the offsetting amount as a debt discount as a reduction to the carrying value of the Convertible Note on the Closing Date. The Company recognized $470 in changes in fair value of derivative liability as other income for the year ended December 31, 2022 in the consolidated statement of operations and comprehensive income.
As of December 31, 2022, unamortized debt issuance costs related to Convertible Note were $1,500. During the year ended December 31, 2022, the Company recorded $202 in amortization of the debt issuance costs and $1,816 related to the PIK interest expense within interest expense in the consolidated statement of operations and comprehensive income. The effective interest rate used is 14.3% for the year ended December 31, 2022.
Paycheck protection program (“PPP”) loans
In response to the coronavirus
(COVID-19)
outbreak in 2020, the U.S. federal government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) that, among other economic stimulus measures, established the PPP to provide small business loans.
In April of 2020, the Company entered into three loan agreements under the CARES Act and received PPP loan for a total amount of $4,493. In January and May of 2021, the Company entered into two additional PPP loan agreements for approximately $339 and $2,000, respectively. The PPP loans bear a fixed interest rate of
1
% over a
two-year
term, are guaranteed by the U.S. federal government, and do not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures.
During the year ended December 31, 2020, the Company used all of the April 2020 PPP loan proceeds to pay for qualified expenses, 100% of which were used for payroll related expenses. During the year ended December 31, 2021, the Company used all of the 2021 PPP loan proceeds to pay for qualified expenses, 100% of which were used to pay for payroll related expenses. The Company submitted its application and supporting documentation for forgiveness to its bank, which submitted the application and supporting documentation to the Small Business Administration (“SBA”). On January 22, 2021, February 16, 2021, and June 8, 2021, the Company was notified by its lender that its three PPP loans originated in April of 2020 totaling $4,493 had been forgiven by the SBA. On July 28, 2022, the Company was notified by its lender that its $2,000 PPP loan originated in April 2021 had been forgiven by the SBA. The Company intends to file for forgiveness for the remaining $339 PPP loan originated in January 2021 and expects to receive forgiveness as the Company complied with all program requirements. Interest was forgiven along with the principal.
During the years ended December 31, 2022, 2021 and 2020, the Company recognized $0, $2,000 and $4,493 of loan forgiveness as other income in the consolidated statements of operations and comprehensive income, respectively. The balance on the PPP Loan was $
339
and is included in the other
non-current
liability in the consolidated balance sheet as of both December
31
,
2022
and
2021
.
Payroll support program (“PSP”) loans
During 2020, the Company received government funds totaling approximately $7,938 pursuant to PSP agreements under the CARES Act. In 2021, the Company received $9,153 of additional non-repayable
government funds pursuant to a PSP agreement under the Consolidated Appropriations Act of 2021 and the American Rescue Plan Act of 2021.

The programs are structured in a substantially similar manner. These grants are not required to be repaid if the Company complies with the provisions of the PSP agreements under CARES Act, the Consolidated Appropriations Act of 2021 and the American Rescue Plan Act of 2021. The grants are recognized over the periods in which the Company recognizes the related expenses for which the grants are intended to compensate. The Company recognizes the grants as other income during the periods in which passenger flight operations levels are expected to be negatively impacted by the pandemic.
During the years ended December 31, 2022, 2021 and 2020, the Company recognized $0, $9,153 and $7,938 of the grants as other income in the consolidated statements of operations and comprehensive income, respectively.
Economic Injury Disaster Loans (“EID”)
In August of 2020, the Company executed the standard loan documents required for securing loans offered by the SBA under its EID loan assistance program and received the loan proceeds of $122. The proceeds from the EID Loan must be used for working capital .The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum with monthly principal and interest payments being deferred for 12 months after the date of disbursement. On March 11, 2021, the American Rescue Plan Act of 2021 was enacted, which extended the first due date for repayment of EIDLs made in 2020 from 12 months to 24 months from the date of the note. The EID loan may be prepaid at any time prior to maturity with no prepayment penalties. The Loan Authorization and Agreement and the Note executed by the Company in connection with the EID Loan contains events of default and other provisions customary for a loan of this type and the EID loan is secured by a security interest on all of the Company’s assets.